Share-based payments - Disclosure of fair value of the BSAs at grant date using the Black Scholes model (Details)			9 Months Ended
	Apr. 22, 2025 shares	Jan. 13, 2025 shares	Sep. 30, 2025 shares € / shares
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 6.13
NUMBER OF BSAs (in shares) | shares		100,000	100,000
SUBSCRIPTION PRICE (in euro per share)			€ 2.00
STRIKE PRICE PER SHARE (in euro per share)			€ 6.63
RISK FREE RATE			4.65%
VOLATILITY			60.88%
BSA-2025-1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)			€ 3.5
EXPECTED MATURITY			5 years 6 months
BSA-2025-1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)			€ 3.9
EXPECTED MATURITY			7 years
BSA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 6.13
NUMBER OF BSAs (in shares) | shares		25,000	25,000
SUBSCRIPTION PRICE (in euro per share)			€ 2.00
STRIKE PRICE PER SHARE (in euro per share)			€ 6.63
RISK FREE RATE			4.65%
VOLATILITY			60.88%
BSA-2025-2 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)			€ 3.5
EXPECTED MATURITY			5 years 6 months
BSA-2025-2 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)			€ 3.9
EXPECTED MATURITY			7 years
BSA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 6.48
NUMBER OF BSAs (in shares) | shares	39,370		39,370
SUBSCRIPTION PRICE (in euro per share)			€ 1.27
STRIKE PRICE PER SHARE (in euro per share)			€ 6.41
RISK FREE RATE			3.92%
VOLATILITY			60.69%
BSA-2025-3 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)			€ 3.7
EXPECTED MATURITY			5 years 6 months
BSA-2025-3 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)			€ 4.1
EXPECTED MATURITY			7 years